Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of undiscounted liabilities into relevant maturity groupings.

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years
	(€ in thousands)
At December 31, 2019
Borrowings	343	10,054	4,790	322
Lease liabilities	513	—	—
Trade payables and other payables	10,142	—	—	—
Total	10,998	10,054	4,790	322

At December 31, 2018
Borrowings	—	797	8,984	—
Trade payables and other payables	8,160	—	—	—
Total	8,160	797	8,984	—